U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

October 5, 2021

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    Manager Directed Portfolios (the “Trust”)
    Securities Act Registration No: 333-133691
    Investment Company Act Registration No: 811-21897
    Sphere 500 Fossil Free Fund (S000073733)

Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, Sphere 500 Fossil Free Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective October 4, 2021, and filed electronically as Post-Effective Amendment No. 115 to the Trust’s Registration Statement on Form N‑1A on October 4, 2021.
If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at alyssa.bernard@usbank.com.

Very truly yours,

/s/ Alyssa M. Bernard
Alyssa M. Bernard
Vice President
U.S. Bank Global Fund Services
as Administrator of the Trust